SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22) SUBSEQUENT EVENTS

At-The-Market Sales –Subsequent to December 31, 2025, the Company issued 3,099,435 common shares in at- the-market offerings under prospectus supplement for gross proceeds of $24,950.

Stock Options Exercises –Subsequent to December 31, 2025, the Company issued 2,535,226 common shares through the exercise of 2,549,322 stock options at an average exercise price of C$1.17 for proceeds of C$2,960.